Revenues - Disaggregation of Seajacks Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Seajacks Business
Revenue from External Customer [Line Items]
Revenues	$ 199,326	$ 41,903	$ 0
Total Asia
Revenue from External Customer [Line Items]
Revenues	163,525	35,029
Japan
Revenue from External Customer [Line Items]
Revenues	69,509	18,979
China
Revenue from External Customer [Line Items]
Revenues	0	16,050
Taiwan
Revenue from External Customer [Line Items]
Revenues	94,016	0
Total Europe
Revenue from External Customer [Line Items]
Revenues	31,633	5,479
Germany
Revenue from External Customer [Line Items]
Revenues	7,650	0
Netherlands
Revenue from External Customer [Line Items]
Revenues	7,827	5,479
United Kingdom
Revenue from External Customer [Line Items]
Revenues	16,156	0
USA
Revenue from External Customer [Line Items]
Revenues	$ 4,168	$ 1,395